Note C - Acquisition of Endurance Exploration Group Llc Membership Interests	12 Months Ended
Dec. 31, 2015
Notes
Note C - Acquisition of Endurance Exploration Group Llc Membership Interests

NOTE C – ACQUISITION OF ENDURANCE EXPLORATION GROUP LLC MEMBERSHIP INTERESTS

On December 31, 2013 the Company acquired 100% of the membership interests of Endurance Exploration Group LLC, a Florida Limited Liability Company by issuing 20,550,539 shares of its common stock.

The majority shareholders of Endurance Exploration Group, Inc. (formerly Tecton Corporation) also held a majority interest in Endurance Exploration Group LLC, and maintained controlling interests in both entities both before and after the transaction.  Accordingly, the acquisition has been accounted for as a corporate re-organization because of the common control.  The book value of Endurance Exploration Group LLC at the time of the acquisition was as follows:

Cash	$ 1,940
Fixed assets - net	448,980
Other assets	3,805

Total assets	$ 454,725

Accounts payable assumed	$ 8,927
Accrued expenses assumed	4,625
Shareholder loans assumed	60,000
Equity acquired	381,173

Total liabilities and equity	$ 454,725